Cash and Cash Equivalents (Tables)	3 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
As of March 31, 2025 and December 31, 2024, cash and cash equivalents were as follows:

	March 31,		December 31,
	2025		2024
Cash on hand and in banks (1)	Ps.	84,082,316	Ps.	52,284,721
Highly liquid investments (2)	72,406,984		36,557,105
Total of cash and cash equivalents	Ps.	156,489,300	Ps.	88,841,826
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term Mexican Government investments.